 					             File Number:  33-84546
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933


                                                                    MAY 7, 2015


                    PIONEER DISCIPLINED VALUE VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015


PORTFOLIO SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT

INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head of Equity Research, U.S. at
                       Pioneer (portfolio manager of the portfolio since May 2015); John Peckham,
                       Senior Vice President at Pioneer (portfolio manager of the portfolio since
                       2013); Ashesh Savla, Vice President and Team Leader of U.S. Equity
                       Quantitative Research at Pioneer (portfolio manager of the portfolio since
                       2013); and Brian Popiel, Vice President and Senior Equity Analyst at Pioneer
                       (portfolio manager of the portfolio since 2013).

MANAGEMENT
Effective May 29, 2015, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":


PORTFOLIO MANAGEMENT
Day-to-day management of the portfolio is the responsibility of Craig Sterling, John Peckham, Ashesh Savla and Brian Popiel. The portfolio managers draw upon the research and investment management expertise of the firm's global research teams, which provide fundamental and quantitative research and include members from one or more of Pioneer's affiliates.

Craig Sterling is a Senior Vice President and Head of Equity Research, U.S. at Pioneer. He joined Pioneer in May 2015 and has served as portfolio manager of the portfolio since May 2015. Prior to joining Pioneer, he was Managing Director and Global Head of Equity Research at EVA Dimensions LLC in New York, an independent equity research firm. Prior to June 2011, he served as a Director in the HOLT Group at Credit Suisse.

John Peckham is a Senior Vice President at Pioneer. He joined Pioneer in 2002 and has served as portfolio manager of the portfolio since 2013.

Ashesh Savla is a Vice President and Team Leader of U.S. Equity Quantitative Research at Pioneer. He joined Pioneer in 2003 and has served as portfolio manager of the portfolio since 2013.

Brian Popiel is a Vice President and Senior Equity Analyst at Pioneer. He joined Pioneer in 2011 and has served as portfolio manager of the portfolio since 2013. Prior to February 2011, he was a Senior Research Analyst at Craig-Hallum Capital Group LLC.


                                                                   28603-00-0515
                                 (Copyright)2015 PIONEER FUNDS DISTRIBUTOR, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                    MEMBER SIPC

                                                                     MAY 7, 2015


                    PIONEER DISCIPLINED VALUE VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2015


PORTFOLIO SUMMARY
Effective May 29, 2015, the following replaces the corresponding information under the heading "Management" in the section entitled "Portfolio summary":


MANAGEMENT

INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Craig Sterling, Senior Vice President and Head of Equity Research, U.S. at
                       Pioneer (portfolio manager of the portfolio since May 2015); John Peckham,
                       Senior Vice President at Pioneer (portfolio manager of the portfolio since
                       2013); Ashesh Savla, Vice President and Team Leader of U.S. Equity
                       Quantitative Research at Pioneer (portfolio manager of the portfolio since
                       2013); and Brian Popiel, Vice President and Senior Equity Analyst at Pioneer
                       (portfolio manager of the portfolio since 2013).

                                                                   28602-00-0515
                                 (Copyright)2015 PIONEER FUNDS DISTRIBUTOR, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                    MEMBER SIPC